787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 19, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

LifePath® Active Retirement Portfolio,

LifePath® Active 2020 Portfolio,

LifePath® Active 2025 Portfolio,

LifePath® Active 2030 Portfolio,

LifePath® Active 2035 Portfolio,

LifePath® Active 2040 Portfolio,

LifePath® Active 2045 Portfolio,

LifePath® Active 2050 Portfolio and

LifePath® Active 2055 Portfolio

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 4, 2015, to the Prospectuses, dated February 27, 2015, for the LifePath® Active Retirement Portfolio, LifePath® Active 2020 Portfolio, LifePath® Active 2025 Portfolio, LifePath® Active 2030 Portfolio, LifePath® Active 2035 Portfolio, LifePath® Active 2040 Portfolio, LifePath® Active 2045 Portfolio, LifePath® Active 2050 Portfolio and LifePath® Active 2055 Portfolio (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated March 4, 2015, in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8192.

Very truly yours,

/s/ J. Christophe Leitz
J. Christophe Leitz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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